Quarterly Results of Operations (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations

Our unaudited quarterly results of operations for the year ended December 31, 2012 are summarized in the table below.

(Amounts in millions, except per share amounts)	Three months ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$2,315	$2,402	$2,456	$2,467

Total benefits and expenses (1)	$2,233	$2,293	$2,374	$2,134

Income from continuing operations (1)	$67	$82	$59	$260

Income from discontinued operations, net of taxes	$12	$27	$12	$6

Net income (1)	$79	$109	$71	$266

Net income attributable to noncontrolling interests (1)	$33	$33	$36	$98

Net income available to Genworth Financial, Inc.’s common stockholders (1)	$46	$76	$35	$168

Income from continuing operations available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.07	$0.10	$0.05	$0.33

Diluted	$0.07	$0.10	$0.05	$0.33

Net income available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.09	$0.16	$0.07	$0.34

Diluted	$0.09	$0.16	$0.07	$0.34

Weighted-average common shares outstanding:
Basic	491.2	491.5	491.7	491.9
Diluted	495.7	493.9	493.9	493.9

(1)

Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.’s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.

Our unaudited quarterly results of operations for the year ended December 31, 2011 are summarized in the table below.

(Amounts in millions, except per share amounts)	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$2,455	$2,532	$2,426	$2,510

Total benefits and expenses	$2,364	$2,669	$2,414	$2,346

Income (loss) from continuing operations	$79	$(138)	$(11)	$211

Income from discontinued operations, net of taxes	$13	$27	$19	$(23)

Net income (loss)	$92	$(111)	$8	$188

Net income attributable to noncontrolling interests	$34	$36	$36	$33

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$58	$(147)	$(28)	$155

Income (loss) from continuing operations available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.09	$(0.36)	$(0.10)	$0.36

Diluted	$0.09	$(0.36)	$(0.10)	$0.36

Net income (loss) available to Genworth Financial, Inc.’s common stockholders per common share:
Basic	$0.12	$(0.30)	$(0.06)	$0.32

Diluted	$0.12	$(0.30)	$(0.06)	$0.31

Weighted-average common shares outstanding:
Basic (1)	490.1	490.6	490.8	490.9
Diluted (1)	494.4	490.6	490.8	492.7

(1)

As a result of our net loss for the three months ended June 30, 2011 and September 30, 2011, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 3.7 million and 1.7 million, respectively, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.3 million and 492.5 million, respectively, for the three months ended June 30, 2011 and September 30, 2011.